CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Preference shares [member]
Number of shares outstanding	452,122,416	452,122,416	452,122,416
Dividends paid, ordinary shares per share	$ 1,020	$ 950	$ 888
Revaluation surplus [member]
Number of shares outstanding	509,704,584	509,704,584	509,704,584